Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our principal executive officer (“PEO”) and
Non-PEO
NEOs and Company performance for the fiscal years listed below.

Year	Summary Compensation Table Total for T. Michael Price 1 ($)	Compensation Actually Paid to T. Michael Price 1,2,3 ($)	Average Summary Compensation Table Total for Non-PEO NEOs 1 ($)	Average Compensation Actually Paid to Non-PEO NEOs 1,2,3 ($)	Value of Initial Fixed $100 Investment based on: 4		Net Income ($ 000s)	Core ROTCE (non-GAAP) (%) 5
					TSR ($)	Peer Group TSR ($)

2025	2,000,604	2,135,384	1,124,353	1,196,239	182.49	211.47	152,302	14.69%

2024	1,661,340	1,796,319	1,208,173	1,142,351	177.17	164.70	142,572	14.95%

2023	1,387,155	1,692,137	866,000	1,036,214	156.31	123.02	157,063	20.86%

2022	1,350,670	1,406,268	957,245	960,390	136.27	112.77	128,181	17.49%

2021	1,251,199	1,599,524	859,429	1,045,870	151.93	135.97	138,257	17.98%

(1)	T. Michael Price was our PEO for the disclosed period. Individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021-2023	2024	2025

James R. Reske	James R. Reske	James R. Reske

Jane Grebenc	Jane Grebenc	Jane Grebenc

Brian G. Karrip	Brian G. Karrip	Michael P. McCuen

Norman J. Montgomery	Norman J. Montgomery	Norman J. Montgomery

Michael P. McCuen

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation
S-K
and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for T. Michael Price ($)	Exclusion of Stock Awards for T. Michael Price ($)	Inclusion of Equity Values for T. Michael Price ($)	Compensation Actually Paid to T. Michael Price ($)

2025	2,000,604	(515,746)	650,526	2,135,384

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	1,124,353	(234,012)	305,898	1,196,239

Executive Compensation

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for T. Michael Price ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for T. Michael Price ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for T. Michael Price ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for T. Michael Price ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for T. Michael Price ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for T. Michael Price ($)	Total - Inclusion of Equity Values for T. Michael Price ($)

2025	514,798	139,451	—	(3,723)	—	—	650,526

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	233,581	73,926	—	(1,609)	—	—	305,898

(4)
The Peer Group TSR set forth in this table utilizes the S&P U.S BMI Banks Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P U.S BMI Banks Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined Core ROTCE to be the most important financial
performance
measure used to link Company performance to Compensation Actually Paid to our PEOs and
Non-PEO
NEOs in 2025. Core
ROTCE
is a
non-GAAP
financial measure. See Appendix A for a reconciliation to the most closely related GAAP financial measure.

Company Selected Measure Name	Core ROTCE
Named Executive Officers, Footnote
(1)	T. Michael Price was our PEO for the disclosed period. Individuals comprising the Non-PEO NEOs for each year presented are listed below.

2021-2023	2024	2025

James R. Reske	James R. Reske	James R. Reske

Jane Grebenc	Jane Grebenc	Jane Grebenc

Brian G. Karrip	Brian G. Karrip	Michael P. McCuen

Norman J. Montgomery	Norman J. Montgomery	Norman J. Montgomery

Michael P. McCuen

Peer Group Issuers, Footnote	The Peer Group TSR set forth in this table utilizes the S&P U.S BMI Banks Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation
S-K
	included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the Company and in the S&P U.S BMI Banks Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 2,000,604	$ 1,661,340	$ 1,387,155	$ 1,350,670	$ 1,251,199
PEO Actually Paid Compensation Amount	$ 2,135,384	1,796,319	1,692,137	1,406,268	1,599,524
Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the
Non-PEO
NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for T. Michael Price ($)	Exclusion of Stock Awards for T. Michael Price ($)	Inclusion of Equity Values for T. Michael Price ($)	Compensation Actually Paid to T. Michael Price ($)

2025	2,000,604	(515,746)	650,526	2,135,384

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for T. Michael Price ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for T. Michael Price ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for T. Michael Price ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for T. Michael Price ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for T. Michael Price ($)	Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for T. Michael Price ($)	Total - Inclusion of Equity Values for T. Michael Price ($)

2025	514,798	139,451	—	(3,723)	—	—	650,526

Non-PEO NEO Average Total Compensation Amount	$ 1,124,353	1,208,173	866,000	957,245	859,429
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,196,239	1,142,351	1,036,214	960,390	1,045,870
Adjustment to Non-PEO NEO Compensation Footnote

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)

2025	1,124,353	(234,012)	305,898	1,196,239

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Average Value of Dividends or Other Earnings Paid on Equity Awards Not Otherwise Included for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)

2025	233,581	73,926	—	(1,609)	—	—	305,898

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, our cumulative TSR over the five most recently completed fiscal years, and the S&P U.S. BMI Banks Index TSR over the same period.

Compensation Actually Paid vs. Net Income

Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our net income during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
Relationship Between PEO and
Non-PEO
NEO Compensation Actually Paid and Core ROTCE
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our
Non-PEO
NEOs, and our Core ROTCE during the five most recently completed fiscal years.

Tabular List, Table
Tabular List of Most Important Financial Performance Measures
The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and other NEOs for 2025 to Company performance. The measures in this table are not ranked.

•	Core ROTCE

•	Core EPS

•	Core Efficiency Ratio

•	Pre-Tax Pre-Provision Return on Average Assets

•	Total Shareholder Return

Total Shareholder Return Amount	$ 182.49	177.17	156.31	136.27	151.93
Peer Group Total Shareholder Return Amount	211.47	164.7	123.02	112.77	135.97
Net Income (Loss)	$ 152,302,000	$ 142,572,000	$ 157,063,000	$ 128,181,000	$ 138,257,000
Company Selected Measure Amount	14.69	14.95	20.86	17.49	17.98
PEO Name	T. Michael Price
Measure:: 1
Pay vs Performance Disclosure
Name	Core ROTCE
Measure:: 2
Pay vs Performance Disclosure
Name	Core EPS
Measure:: 3
Pay vs Performance Disclosure
Name	Core Efficiency Ratio
Measure:: 4
Pay vs Performance Disclosure
Name	Pre-Tax Pre-Provision Return on Average Assets
Measure:: 5
Pay vs Performance Disclosure
Name	Total Shareholder Return
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 650,526
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	514,798
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	139,451
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,723)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(515,746)
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	305,898
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	233,581
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	73,926
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,609)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Exclusion Of Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (234,012)